Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitment and Contingencies
Schedule of capital expenditures contracted

	December 31,	June 30,
	2024	2025
		(Unaudited)

Property, plant and equipment	5,896,469	4,504,445
Leasehold improvements	527,363	505,403
Total	6,423,832	5,009,848